Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization of Intangible Assets [Abstract]
For the year ended December 31, 2026	$ 5,062
For the year ended December 31, 2027	2,552
Amortization of intangible assets	$ 7,614	$ 12,177